4. INVESTMENT IN JOINT VENTURE (Details Textual) (USD $)	May 01, 2010	Dec. 01, 2008
Notes to Financial Statements
Interest in joint venture	$ 40.00%	$ 33.00%
Additional interest upon fulfilling certain obligations		7.00%
Over a period of years		3 years
Percentage of interest of co-venturer	60.00%
Agreed contribution by CHA	$ 150,000